Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding

The following amounts were outstanding at 31 December:

	2020 £m	2019 £m
Amounts owed by related parties
Kantar	39.0	87.5
Other	27.9	87.5
	66.9	175.0
Amounts owed to related parties
Kantar	(5.6)	(36.5)
Other	(36.0)	(49.6)
	(41.6)	(86.1)